Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Assets

	Note		2017	2018
Intangible assets	(i)		10,988	11,156
Prepaid rental for premises, transmission lines and electricity cables			2,812	2,260
Direct incremental costs for activating broadband and IPTV subscribers	22		4,522	—
Receivables for sales of mobile handsets, net of allowance	21	(a)	753	—
VAT recoverable	(ii)		596	424
Others			1,050	805

			20,721	14,645

(i)	Intangible assets

	Computer software	Others	Total
Cost:
At January 1, 2017	25,221	2,076	27,297
Additions	42	2	44
Transfer from CIP	3,222	568	3,790
Disposals	(1,327)	(60)	(1,387)

At December 31, 2017	27,158	2,586	29,744
Additions	170	581	751
Transfer from CIP	3,693	405	4,098
Disposals	(2,065)	(167)	(2,232)

At December 31, 2018	28,956	3,405	32,361

Accumulated amortization and impairment:
At January 1, 2017	(15,225)	(952)	(16,177)
Amortization charge for the year	(3,657)	(290)	(3,947)
Disposals	1,323	45	1,368

At December 31, 2017	(17,559)	(1,197)	(18,756)
Amortization charge for the year	(4,220)	(413)	(4,633)
Disposals	2,034	150	2,184

At December 31, 2018	(19,745)	(1,460)	(21,205)

Net book value:
At December 31, 2018	9,211	1,945	11,156

At December 31, 2017	9,599	1,389	10,988

(ii)

VAT recoverable includes input VAT and prepaid VAT which will likely be deducted beyond one year. VAT recoverable which will be deducted within one year are included in prepayments and other current assets (see Note 27(i)).